SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure Of Intangible Assets And Goodwill Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	$ 87,200	$ 77,721
Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	78,071	69,554
Performance marketing | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	69,971	61,454
Fantasy sports, domain names and related websites | Domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets with indefinite useful life	$ 8,100	$ 8,100